SALE OF GEOLOGICAL DATA	12 Months Ended
Jul. 31, 2022
SALE OF GEOLOGICAL DATA
8.	SALE OF GEOLOGICAL DATA

During the year ended July 31, 2022, the Company sold an arm’s length party all of its geological, technical, and other data collected and compiled regarding mineral properties that it owned in the prior years for an amount of $150,000.